LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS.
LONG-TERM INVESTMENTS
11.	LONG-TERM INVESTMENTS

	As of December 31,
	2024	2025
	RMB	RMB
Investments in equity securities without readily determinable fair value	30,000	30,000
Investments in equity method investee	1,798	—
Time deposit	—	2,751,670
Total	31,798	2,781,670